Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net earnings	$ 141,448	$ 149,074	$ 252,839	$ 306,542
Adjustments for Depreciation and depletion	54,857	66,080	100,247	123,875
Gain on disposal of mineral stream interest	(5,027)	0	(5,027)	0
Interest expense	36	24	53	50
Equity settled stock based compensation	1,859	1,498	3,402	2,839
Performance share units - expense	2,625	110	8,479	8,670
Performance share units - paid	0	(18,247)	(16,675)	(18,247)
Pension expense	291	271	458	429
Pension paid	(20)	0	(116)	0
Income tax expense (recovery)	6,135	201	(445)	872
Loss (gain) on fair value adjustment of share purchase warrants held	280	154	105	897
Investment income recognized in net earnings	(8,880)	(549)	(16,028)	(743)
Other	418	42	499	(92)
Change in non-cash working capital	1,685	7,365	(387)	(8,553)
Cash generated from operations before income taxes and interest	195,707	206,023	327,404	416,539
Income taxes paid	(988)	(80)	(4,332)	(112)
Interest paid	(15)	(25)	(33)	(51)
Interest received	7,672	441	14,443	523
Cash generated from operating activities	202,376	206,359	337,482	416,899
Financing activities
Credit facility extension fees	(846)	(2)	(846)	(2)
Share purchase options exercised	1,134	1,777	10,510	7,549
Lease payments	(177)	(202)	(379)	(402)
Dividends paid	(131,091)	(117,117)	(131,091)	(117,117)
Cash used for financing activities	(130,980)	(115,544)	(121,806)	(109,972)
Investing activities
Mineral stream interests	(88,710)	(15,549)	(120,234)	(60,801)
Early deposit mineral stream interests	0	0	(750)	(750)
Net proceeds on disposal of mineral stream interests	46,400	0	46,400	0
Acquisition of long-term investments	(31)	(2,633)	(8,175)	(22,768)
Proceeds on disposal of long-term investments	202	0	202	0
Dividends received	917	108	917	220
Other	(1,209)	(89)	(1,770)	(125)
Cash used for investing activities	(42,431)	(18,163)	(83,410)	(84,224)
Effect of exchange rate changes on cash and cash equivalents	175	(189)	482	(122)
Increase in cash and cash equivalents	29,140	72,463	132,748	222,581
Cash and cash equivalents, beginning of year	799,697	376,163	696,089	226,045
Cash and cash equivalents, end of year	$ 828,837	$ 448,626	$ 828,837	$ 448,626